18. Employee benefits (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Discontinued operations		$ (1,244)
Current	$ 1,549	887
Non-current	14,520	25,607
Employee Benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Balance	140	35
Discontinued operations		(21)
Enrollments	1,076	200
Revision of provisions	(59)	(2)
Separations in the period	(245)	(71)
Cumulative translation adjustment	(12)	(1)
Closing Balance	900	140
Current	754	98
Non-current	$ 146	$ 42